SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Term Deposits - Additional Information (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Interest rate, term deposits	0.44%	1.00%	2.40%